Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 16,761	$ 18,241
Interest-bearing deposits in other banks	656	1,295
Overnight funds sold and due from Federal Reserve Bank ("FRB")	83,800	118,531
Investment securities available for sale, at fair value	276,455	284,470
Restricted equity securities, at cost	18,066	20,057
Loans held for sale	84,068	63,171
Loans	1,432,275	1,504,733
Allowance for loan losses	(48,382)	(74,947)
Net loans	1,383,893	1,429,786
Premises and equipment, net	78,657	87,565
Interest receivable	5,077	6,329
Foreclosed real estate and repossessed assets, net of valuation allowance	32,215	63,613
Intangible assets, net	2,410	3,751
Bank-owned life insurance	53,199	51,579
Other assets	18,835	18,472
Total assets	2,054,092	2,166,860
Deposits:
Noninterest-bearing demand	263,266	225,458
Interest-bearing:
Demand	519,799	540,262
Savings	59,876	61,218
Time deposits:
Less than $100	393,580	525,291
$100 or more	381,253	445,805
Total deposits	1,617,774	1,798,034
Federal Home Loan Bank borrowings	195,060	195,941
Other borrowings	41,002	40,617
Interest payable	4,882	3,751
Other liabilities	10,651	14,849
Total liabilities	1,869,369	2,053,192
Commitments and contingencies
Shareholders' equity:
Preferred stock - 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 170,265,150 and 34,561,145 shares issued and outstanding on December 31, 2012 and 2011, respectively	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668
Total liabilities and shareholders' equity	$ 2,054,092	$ 2,166,860